Borrowings - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Nov. 30, 2021	Nov. 04, 2021	Mar. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 45,465	£ 31,220			£ 30,794
Collateral received	60	582
Lease liabilities	558	685
Liability held at fair value through profit and loss	0	682		£ 699
Change in fair value	0	1
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	0	2
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Borrowings		684	£ 699
GBP LIBOR
Disclosure of fair value measurement of liabilities [line items]
Borrowings	314	328
USD LIBOR
Disclosure of fair value measurement of liabilities [line items]
Borrowings	110	59
Lease liabilities	181	173
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount	44,055	31,010
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings	45,624	34,676
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings	24,454	20,333
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 21,170	£ 14,343